Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 567,451	$ 576,611
Short-term and current maturities of long-term bank deposits		296,188
Marketable securities	481,883	549,821
Accounts receivable and other:
Trade, net	237,945	206,455
Other receivables and prepaid expenses	47,362	122,965
Inventories	148,079	144,595
TOTAL CURRENT ASSETS	1,482,720	1,896,635
LONG-TERM MARKETABLE SECURITIES	304,322	225,639
PROPERTY, PLANT AND EQUIPMENT, NET	206,242	193,727
DEFERRED INCOME TAXES	110,974	87,257
OTHER ASSETS	31,068	29,952
TOTAL ASSETS	2,135,326	2,433,210
Accounts payable:
Trade payables	35,060	25,697
Other current liabilities	181,761	190,059
TOTAL CURRENT LIABILITIES	216,821	215,756
LONG-TERM LIABILITIES:
Deferred income taxes	2,985	3,228
Other long-term liabilities	4,398	3,827
TOTAL LONG-TERM LIABILITIES	7,383	7,055
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	224,204	222,811
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2019 and March 31, 2018: 200,000,000 shares; Issued at March 31, 2019 and March 31, 2018: 45,116,262 shares Outstanding at March 31, 2019 and March 31, 2018: 38,538,796 and 39,427,515 shares, respectively	679	679
Founders’ shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2019 and March 31, 2018: 2,600 shares	1	1
Additional paid-in capital	262,445	262,445
Accumulated other comprehensive income, net of taxes	(144,108)	(110,285)
Treasury stock at March 31, 2019 and March 31, 2018: 6,577,466 and 5,688,747 shares, respectively	(694,510)	(610,009)
Accumulated earnings	2,481,029	2,662,327
Taro shareholders' equity	1,905,536	2,205,158
Non-controlling interest	5,586	5,241
TOTAL SHAREHOLDERS’ EQUITY	1,911,122	2,210,399
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,135,326	$ 2,433,210